Issued Capital and Reserves (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Issued Capital And Reserves
Share premium, Beginning Balance	$ 1,353,285
Reverse acquisition adjustment		1,353,285
Ordinary shares issued on merger with Twelve Seas	114,022,421
Cash election	(13,599,872)
Share premium, Ending Balance	$ 101,775,834	$ 1,353,285